UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-22608

Virtus Global Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9683

(Address of principal executive offices) (Zip code)

William Renahan, Esq.

Vice President, Chief Legal Officer and Secretary for Registrant

100 Pearl Street

Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 270-7788

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form
N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Virtus Global Multi-Sector Income Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
MUNICIPAL BONDS—1.0%

California—0.6%
San Diego Tobacco Settlement Revenue Funding Corp. 7.125%, 6/1/32	$729		$694
State of California Build America Bond Taxable 7.500%, 4/1/34	570		793

			1,487

Illinois—0.4%
State of Illinois Build America Bond Taxable 6.900%, 3/1/35	700		818

TOTAL MUNICIPAL BONDS (Identified Cost $2,069)			2,305

FOREIGN GOVERNMENT SECURITIES—17.5%

Argentine Republic 7.000%, 10/3/15	1,265		1,075
Provincia de Neuquen 144A 7.875%, 4/26/21(3)	800		680
PIK Interest Capitalization 8.280%, 12/31/33	1,744		950
Bolivarian Republic of Venezuela
RegS 5.750%, 2/26/16(4)	570		540
RegS 12.750%, 8/23/22(4)	390		457
Commonwealth of Australia
Series 118, 6.500%, 5/15/13	3,100	AUD	3,243
New South Wales Treasury Corp. Series 17 5.500%, 3/1/17	435	AUD	489
Commonwealth of Canada 2.000%, 3/1/14	765	CAD	760
Commonwealth of New Zealand
Series 413, 6.500%, 4/15/13	1,750	NZD	1,467
Series 415, 6.000%, 4/15/15	365	NZD	327
Federative Republic of Brazil 8.500%, 1/5/24	4,355	BRL	2,295
Hellenic Republic 2.000%, 2/24/27(2)	850	EUR	437
Kingdom of Morocco 144A 4.250%, 12/11/22(3)	795		811
Kingdom of Norway
Series 470, 6.500%, 5/15/13	4,430	NOK	762
Treasury Bill, 0.000%, 12/18/13	2,215	NOK	375
Republic of Croatia 144A 6.375%, 3/24/21(3)	1,420		1,527
Republic of Iceland 144A 5.875%, 5/11/22(3)	1,180		1,354
Republic of Indonesia 5.625%, 5/15/23	7,482,000	IDR	766
Republic of Korea Treasury Bond, Series 1403, 4.750%, 3/10/14	800,000		734
Republic of Peru 144A 7.840%, 8/12/20(3)	875	PEN	426

	PAR VALUE		VALUE
RegS 6.900%, 8/12/37(4)	$1,700	PEN	$828
Republic of Poland Series 0414, 5.750%, 4/25/14	9,300	PLZ	2,932
Republic of Portugal 4.950%, 10/25/23	395	EUR	454
Republic of Slovak 144A 4.375%, 5/21/22(3)	1,235		1,303
Republic of Slovenia 144A 5.500%, 10/26/22(3)	965		924
Republic of South Africa Series R206, 7.500%, 1/15/14	14,400	ZAR	1,592
Republic of Turkey 9.000%, 3/5/14	5,565	TRY	3,153
Republic of Uruguay 4.375%, 12/15/28	23,530	UYU	1,557
Russian Federation
144A 7.850%, 3/10/18(3)	55,000	RUB	1,887
Series 6207 8.150%, 2/3/27	34,830	RUB	1,208
United Mexican States Series M
6.000%, 6/18/15	35,100	MXN	2,945
6.500%, 6/9/22	19,000	MXN	1,712
TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $40,567)			39,970

MORTGAGE-BACKED SECURITIES—3.0%

Non-Agency—3.0%.
Banc of America Alternative Loan Trust 03-2, CB3 5.750%, 4/25/33	728		792
Bear Stearns Commercial Mortgage Securities, Inc. 05-PW10, AM 5.449%, 12/11/40(2)	1,000		1,101
07-PW18, AM 6.084%, 6/11/50(2)	1,400		1,603
Extended Stay America Trust 13-ESHM, M 144A 7.625%, 12/5/19(3)	1,100		1,167
JPMorgan Chase Commercial Mortgage Securities Trust 07-LDPX, AM 5.464%, 1/15/49(2)	600		640
Opteum Mortgage Acceptance Corp. 06-1, 2APT 5.750%, 4/25/36(2)	910		898
Washington Mutual Commercial Mortgage Securities Trust 06-SL1, A, 144A 5.286%, 11/23/43(2)(3)	632		623
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $6,642)			6,824

ASSET-BACKED SECURITIES—3.8%

AABS Ltd. 13-1, A 4.875%, 1/10/38(2)	497		504
CIT Group Home Equity Loan Trust 03-1, A5 4.980%, 7/20/34(2)	1,450		1,452

Virtus Global Multi-Sector Income Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Dominos Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(3)	$1,478		$1,659
Drug Royalty Corp., Inc. 12-1, A2 144A 5.800%, 7/15/24(3)	933		963
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	475		500
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	1,865		1,883
Orange Lake Timeshare Trust 12-AA, B, 144A 4.870%, 3/10/27(3)	824		847
Residential Asset Mortgage Trust 04-RZ1, M1 4.320%, 3/25/34(2)	772		797
TOTAL ASSET-BACKED SECURITIES (Identified Cost $8,147)			8,605

CORPORATE BONDS AND NOTES—95.3%

Consumer Discretionary—5.6%
Arcos Dorados Holdings, Inc. 144A 10.250%, 7/13/16(3)	1,115	BRL	576
Automotores Gildemeister SA 144A 6.750%, 1/15/23(3)	240		253
Boyd Gaming Corp.
9.125%, 12/1/18	950		1,012
144A 9.000%, 7/1/20(3)	325		340
Brookfield Residential Properties, Inc. 144A 6.500%, 12/15/20(3)	960		1,032
Caesars Entertainment Operating Co., Inc. 8.500%, 2/15/20	1,050		1,040
Chrysler Group LLC (Chrysler Group, Inc.) 8.250%, 6/15/21	950		1,065
Claire’s Stores, Inc. 144A 9.000%, 3/15/19(3)	805		914
Clear Channel Communications, Inc. 9.000%, 3/1/21	1,250		1,173
Gajah Tunggal TBK PT 144A 7.750%, 2/6/18(3)	1,000		1,040
HD Supply, Inc. 10.500%, 1/15/21	815		851
Jones Group, Inc. (The)
Apparel Group Holdings 6.875%, 3/15/19	195		207
6.125%, 11/15/34	400		343
MGM Resorts International 144A 6.750%, 10/1/20(3)	950		1,009
Nara Cable Funding Ltd. 144A 8.875%, 12/1/18(3)	725		763
Pittsburgh Glass Works LLC 144A 8.500%, 4/15/16(3)	1,100		1,125

			12,743

	PAR VALUE	VALUE
Consumer Staples—0.7%
Cencosud SA 144A 4.875%, 1/20/23(3)	$410	$416
Chiquita Brands International, Inc. 144A 7.875%, 2/1/21(3)	800	841
Hawk Acquisition Sub, Inc. 144A 4.250%, 10/15/20(3)	270	271

		1,528

Energy—15.9%
Afren plc 144A 10.250%, 4/8/19(3)	925	1,105
Barrett (Bill) Corp. 7.000%, 10/15/22	1,250	1,316
Breitburn Energy Partners LP 7.875%, 4/15/22	1,575	1,693
Chesapeake Energy Corp. 5.375%, 6/15/21	815	820
Dolphin Energy Ltd. 144A 5.500%, 12/15/21(3)	2,000	2,312
EP Energy LLC 9.375%, 5/1/20	575	667
EPL Oil & Gas, Inc. 144A 8.250%, 2/15/18(3)	830	884
Expro Finance Luxembourg SCA 144A 8.500%, 12/15/16(3)	1,041	1,109
Forest Oil Corp. 7.250%, 6/15/19	1,450	1,457
Gazprom OAO (Gaz Capital SA)
144A 6.510%, 3/7/22(3)(7)	1,100	1,271
144A 4.950%, 2/6/28(3)(7)	1,300	1,281
Hercules Offshore, Inc. 144A 10.250%, 4/1/19(3)	625	698
Midcontinent Express Pipeline LLC 144A 6.700%, 9/15/19(3)	2,000	2,144
MIE Holdings Corp. 144A 9.750%, 5/12/16(3)	800	870
OAO Lukoil International Finance BV 144A 6.125%, 11/9/20(3)(7)	1,100	1,249
OGX Austria GmbH 144A 8.375%, 4/1/22(3)	1,600	1,212
Petrobras International Finance Co. 6.750%, 1/27/41	2,750	3,113
Petroleos de Venezuela SA
Series 2014 4.900%, 10/28/14	1,720	1,660
RegS 8.500%, 11/2/17(4)	5,820	5,674
Petroleos Mexicanos 6.500%, 6/2/41	1,850	2,178
Quicksilver Resources, Inc. 7.125%, 4/1/16	1,235	1,050
Sabine Pass Liquefaction LLC 144A 5.625%, 2/1/21(3)	675	701
Teekay Corp. 8.500%, 1/15/20	1,000	1,086
Venoco, Inc. 8.875%, 2/15/19	850	829

		36,379

Virtus Global Multi-Sector Income Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Financials—43.8%
Agile Property Holdings Ltd. 144A 8.875%, 4/28/17(3)	$830		$893
Aircastle Ltd.
6.250%, 12/1/19	790		867
7.625%, 4/15/20	1,500		1,744
Akbank TAS 144A 7.500%, 2/5/18(3)	1,145	TRY	623
Alfa Bank OJSC (Alfa Bond Issuance plc)
144A 7.500%, 9/26/19(3)(7)	1,100		1,170
144A 7.750%, 4/28/21(3)(7)	925		1,038
Allstate Corp. 6.125%, 5/15/37(2)	2,500		2,669
ALROSA Finance SA 144A 7.750%, 11/3/20(3)	750		882
Alta Mesa Holdings LP 9.625%, 10/15/18	1,150		1,219
Banco ABC Brasil SA 144A 7.875%, 4/8/20(3)	800		908
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 6.500%, 3/10/21(3)	1,750		1,986
Banco Bradesco SA 144A 5.750%, 3/1/22(3)(6)	2,000		2,135
Banco Continental SA Via Continental Senior Trustees Cayman Ltd. RegS 5.500%, 11/18/20(4)(7)	2,000		2,187
Banco de Credito e Inversiones 144 A 4.000%, 2/11/23(3)	1,200		1,188
Banco do Brasil SA
RegS 5.375%, 1/15/21(4)	525		556
144A 9.250%(2)(3)(5)(6)	1,425		1,731
Banco Santander Brasil SA 144A 8.000%, 3/18/16(3)	600	BRL	300
Banco Santander Chile 144A 3.875%, 9/20/22(3)	1,000		1,010
Banco Votorantim SA 144A 7.375%, 1/21/20(3)	1,900		2,147
Bancolombia SA 5.125%, 9/11/22	1,220		1,226
Bank of Georgia JSC 144A 7.750%, 7/5/17(3)	745		790
Barclays Bank plc 144A 6.050%, 12/4/17(3)	2,450		2,732
Braskem Finance Ltd. 144A 5.750%, 4/15/21(3)	2,200		2,307
Carlyle Holdings Finance LLC 144A 3.875%, 2/1/23(3)	810		830
Chubb Corp. (The) 6.375%, 3/29/67(2)	2,175		2,390
Corp Andina de Fomento 8.125%, 6/4/19	1,000		1,293
CorpGroup Banking SA 144A 6.750%, 3/15/23(3)	1,000		1,051
Cosan Luxembourg SA 144A 5.000%, 3/14/23(3)	300		303
Credit Bank of Moscow 144A 7.700%, 2/1/18(3)(7)	220		229
Development Bank of Kazakhstan JSC 144A 4.125%, 12/10/22(3)	845		818
ESAL GmbH 144A 6.250%, 2/5/23(3)	980		990

	PAR VALUE		VALUE
Financials—(continued)
Eurasian Development Bank 144A 4.767%, 9/20/22(3)	$1,000		$1,024
First Niagara Financial Group, Inc. 7.250%, 12/15/21	1,400		1,706
First Tennessee Bank N.A. 5.650%, 4/1/16	1,100		1,207
Genworth Financial, Inc. 7.625%, 9/24/21	765		920
GRD Holdings III Corp. 144A 10.750%, 6/1/19(3)	610		644
Hexion U.S. Finance Corp.
144A 8.875%, 2/1/18(3)	950		988
6.625%, 4/15/20	240		242
144A 6.625%, 4/15/20(3)	720		725
HSBC Finance Corp. 6.676%, 1/15/21	1,900		2,250
Hutchison Whampoa International Ltd. Series 12 144A 6.000%(2)(3)(5)(6)	1,560		1,665
ING Bank NV 144A 5.000%, 6/9/21(3)	1,000		1,136
ING U.S., Inc. 144A 5.500%, 7/15/22(3)	1,210		1,340
International Lease Finance Corp.
3.875%, 4/15/18	195		195
5.875%, 8/15/22	2,310		2,491
Itau Unibanco Holding SA RegS 5.650%, 3/19/22(4)	900		945
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	800		936
Kazkommerts Bank International BV 144A 7.875%, 4/7/14(3)	1,850		1,893
Macquarie Group Ltd.
144A 7.625%, 8/13/19(3)	1,000		1,209
144A 6.250%, 1/14/21(3)	325		361
Morgan Stanley 144A 10.090%, 5/3/17(3)	6,050	BRL	3,203
Nordea Bank AB 144A 4.250%, 9/21/22(3)	2,035		2,083
PKO Finance AB 144A 4.630%, 9/26/22(3)(7)	1,805		1,870
Progressive Corp. (The) 6.700%, 6/15/37(2)	2,160		2,387
Prudential Financial, Inc.
5.875%, 9/15/42(2)	2,500		2,662
5.200%, 3/15/44(2)(6)	205		206
QGOG Constellation S.A. 144A 6.250%, 11/9/19(3)	955		1,010
Resona Bank Ltd. 144A 5.850%, 4/15/16(2)(3)(5)(6)	2,050		2,210
Royal Bank of Scotland plc (The) 6.400%, 10/21/19	1,400		1,672
Russian Agricultural Bank OJSC (RSHB Capital SA) 144A 5.298%, 12/27/17(3)	850		901
Santander U.S. Debt S.A.U. 144A 3.724%, 1/20/15(3)	1,590		1,607

Virtus Global Multi-Sector Income Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—(continued)
Unipersonal 144A 3.781%, 10/7/15(3)	$1,300	$1,326
Sberbank of Russia (Sberbank CapItal SA)
144A 6.125%, 2/7/22(3)(7)	2,050	2,291
144A 5.125%, 10/29/22(3)(7)	800	799
Severstal Oao Via Steel Capital SA 144A 5.900%, 10/17/22(3)(7)	2,200	2,189
SLM Corp. 7.250%, 1/25/22	2,345	2,621
Spansion LLC 7.875%, 11/15/17	1,200	1,272
Telecom Italia Capital SA 7.175%, 6/18/19	725	825
TMK OAO (TMK Capital SA) 144A 6.750%, 4/3/20(3)(7)	965	951
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	1,095	1,140
UPCB Finance VI Ltd. 144A 6.875%, 1/15/22(3)	725	792
Vnesheconombank (VEB Finance plc) 144A 6.800%, 11/22/25(3)(7)	1,400	1,638
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(3)(7)	725	776
Zions Bancorp 4.500%, 3/27/17	1,250	1,336

		99,856

Health Care—0.6%
inVentiv Health, Inc. 144A 9.000%, 1/15/18(3)	320	337
Symbion, Inc. 8.000%, 6/15/16	1,000	1,062

		1,399

Industrials—12.6%
ADS Tactical, Inc. 144A 11.000%, 4/1/18(3)	900	898
America West Airlines, Inc. Pass-Through-Trust
Series 99-1, G 7.930%, 1/2/19	991	1,090
Series 00-1, G 8.057%, 7/2/20	1,211	1,350
Series 01-1, G 7.100%, 4/2/21	1,064	1,184
13-1, A 144A 4.000%, 7/15/25(3)	805	819
Automotores Gildemeister SA 144A 8.250%, 5/24/21(3)	690	771
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(3)	805	812
CHC Helicopter SA 9.250%, 10/15/20	1,150	1,228
Delta Air Lines Pass-Through-Trust
09-1, A 7.750%, 12/17/19	1,150	1,329
02-1, G-1 6.718%, 1/2/23	829	923
DP World Ltd. 144A 6.850%, 7/2/37(3)	1,000	1,137
Embraer SA 5.150%, 6/15/22	1,300	1,415

	PAR VALUE		VALUE

Industrials—(continued)
FTS International, LLC 144A 8.125%, 11/15/18(3)	$500		$526
GeoPark Latin America Ltd. (Agencia en Chile) 144A 7.500%, 2/11/20(3)	1,020		1,066
Gulfmark Offshore, Inc. 6.375%, 3/15/22	1,700		1,777
Harland Clarke Holdings Corp. 144A 9.750%, 8/1/18(3)	330		351
Hellenic Railways Organization SA 5.460%, 1/30/14	680	EUR	784
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	1,000		1,105
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	1,255		1,331
Oshkosh Corp. 8.500%, 3/1/20	1,250		1,406
Transnet SOC Ltd. 144A 4.000%, 7/26/22(3)	1,000		958
UAL Pass-Through-Trust
09-2 9.750%, 1/15/17	2,376		2,756
07-01A 6.636%, 7/2/22	940		1,021
11-1 A 7.125%, 10/22/23	943		1,083
Voto-Votorantim Ltd. 144A 6.750%, 4/5/21(3)	1,500		1,736

			28,856

Information Technology—1.5%
Ceridian Corp. 144A 11.000%, 3/15/21(3)	35		38
First Data Corp.
11.250%, 3/31/16	955		964
12.625%, 1/15/21	1,100		1,198
144A 10.625%, 6/15/21(3)	485		493
QVC, Inc. 5.125%, 7/2/22	690		731

			3,424

Materials—7.7%
Alpek SA de CV 144A 4.500%, 11/20/22(3)	1,250		1,297
Ardagh Packaging Finance plc 144A 7.000%, 11/15/20(3)	300		309
Calumet Specialty Products Partners LP 144A 9.625%, 8/1/20(3)	1,200		1,359
Cascades, Inc. 7.875%, 1/15/20	650		702
Cemex SAB de CV
144A 9.500%, 6/15/18(3)	695		811
144A 5.875%, 3/25/19(3)	645		653
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	415		433
EuroChem Mineral & Chemical Co. OJSC (EuroChem GI Ltd.) 144A 5.125%, 12/12/17(3)(7)	425		434

Virtus Global Multi-Sector Income Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Materials—(continued)
FMG Resources Property Ltd. 144A 8.250%, 11/1/19(3)	$1,050		$1,138
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	1,150		1,310
Ineos Finance plc 144A 8.375%, 2/15/19(3)	1,175		1,304
JMC Steel Group 144A 8.250%, 3/15/18(3)	750		799
Mexichem SAB de CV 144A 4.875%, 9/19/22(3)	450		477
Momentive Performance Materials, Inc. 10.000%, 10/15/20	1,000		1,005
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(3)	1,500		1,556
Sealed Air Corp. 144A 6.500%, 12/1/20(3)	185		204
Tronox Finance LLC 144A 6.375%, 8/15/20(3)	805		784
United States Steel Corp. 6.875%, 4/1/21	965		996
Vedanta Resources plc 144A 9.500%, 7/18/18(3)	1,650		1,947

			17,518

Telecommunication Services—4.5%
America Movil SAB de CV Series 12 6.450%, 12/5/22	8,000	MXN	681
Axtel SAB de CV 144A 7.000%, 1/31/20(2)(3)	360		320
CenturyLink, Inc. Series S, 6.450%, 6/15/21	1,600		1,700
Cincinnati Bell, Inc. 8.375%, 10/15/20	650		679
Frontier Communications Corp. 7.125%, 1/15/23	915		930
Koninklijke KPN NV 144A 7.000%, 3/28/73(2)(3)(6)	955		945
Telefonica Emisiones, S.A.U. 5.462%, 2/16/21	660		711
Vimpel Communications OJSC 144A 7.748%, 2/2/21(3)(7)	1,000		1,122
WideOpenWest Finance LLC 144A 10.250%, 7/15/19(3)	550		615
Wind Acquisition Finance S.A. 144A 11.750%, 7/15/17(3)	750		799
144A 7.250%, 2/15/18(3)	430		449
Windstream Corp. 7.750%, 10/15/20	1,150		1,253

			10,204

Utilities—2.4%
AmeriGas Partners LP 6.750%, 5/20/20	1,200		1,311
Calpine Corp. 144A 7.875%, 1/15/23(3)	764		852
Centrais Eletricas Brasileiras SA 144A 6.875%, 7/30/19(3)	850		969
Electricite de France SA 144A 5.250%, 12/29/49(2)(3)(5)(6)	1,325		1,317

	PAR VALUE		VALUE
Utilities—(continued)
NRG Energy, Inc. 7.875%, 5/15/21	$925		$1,034

			5,483
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $208,477)			217,390

LOAN AGREEMENTS(2)—16.4%

Consumer Discretionary—5.3%
BJ’s Wholesale Club, Inc. Second Lien, 9.750%, 3/26/20	217		226
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.) Tranche B-4, 9.500%, 10/31/16	938		959
Chrysler Group LLC Tranche B, 6.000%, 5/24/17	889		906
Cumulus Media Holdings, Inc. Second Lien, 7.500%, 9/16/19	900		932
EB Sports Corp. 11.500%, 12/31/15	500		501
Fram Group Holdings, Inc. (Prestone Holdings, Inc.) Second Lien, 10.500%, 1/29/18	1,000		1,020
Gateway Casinos & Entertainment Ltd. Tranche B, 6.750%, 5/12/16	1,072	CAD	1,057
Granite Broadcasting Corp. Tranche B, First Lien, 9.500%, 5/23/18	581		582
HD Supply, Inc. 4.500%, 10/12/17	866		876
Landry’s, Inc. (Landry’s Restaurants, Inc.) Tranche B, 4.750%, 4/24/18	1,188		1,200
Merrill Communications LLC 7.250%, 3/5/18	995		997
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	639		655
Radio One, Inc. 7.500%, 3/31/16	1,026		1,054
Seven Sea Cruises S. DE R.L. Tranche B-1, 4.750%, 12/21/18	748		759
TI Group Auto Systems LLC 0.000%, 3/27/19(8)	274		277

			12,001

Consumer Staples—0.2%
Supervalu, Inc. 0.000%, 3/21/19(8)	375		382

Energy—1.1%
FTS International, Inc. (Frac Tech International LLC) 6.500%, 5/6/16	1,017		966
NGPL Pipeco LLC 6.750%, 9/15/17	781		794

Virtus Global Multi-Sector Income Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Energy—(continued)
Sabine Oil & Gas LLC Second Lien, 8.750%, 12/31/18	$825	$847

		2,607

Financials—0.7%
iStar Financial, Inc. Tranche A-2, 7.000%, 3/19/17	1,500	1,603

Health Care—1.8%
AMN Healthcare, Inc. Tranche B, 5.750%, 4/5/18	802	807
Ardent Medical Services, Inc. First Lien, 6.750%, 7/2/18	272	278
Second Lien, 11.000%, 1/2/19	225	231
Aveta, Inc. (MMM Holdings, Inc.) 9.750%, 12/12/17	276	277
InVentiv Health, Inc. (Ventive Health, Inc.) 7.500%, 8/4/16	547	544
MModal, Inc. Tranche B, 6.750%, 8/16/19	875	849
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	200	202
National Specialty Hospitals, Inc. Tranche B, 8.250%, 2/3/17	898	895

		4,083

Industrials—2.0%
AWAS Finance Luxemborg S.A. 4.750%, 7/16/18	1,127	1,136
Commercial Barge Line Co. Tranche B, 7.500%, 7/31/20	805	809
Harland Clarke Holdings Corp. (Clarke American Corp.) Tranche B-2 5.454%, 6/30/17	660	654
Husky Injection Molding System (Yukon Acquisition, Inc.) 4.250%, 7/2/18	1,030	1,044
Navistar, Inc. Tranche B, 7.000%, 8/17/17	728	738
SESAC Holding Co. II LLC First Lien, 6.000%, 2/7/19	302	305

		4,686

Information Technology—4.3%
Alcatel-Lucent U.S.A., Inc. 6.250%, 8/1/16	84	86
7.250%, 1/30/19	855	869
Avaya, Inc. Tranche B-3, 4.788%, 10/26/17	1,184	1,120
Blue Coat Systems, Inc. 5.750%, 2/15/18	892	901
Deltek, Inc. Second Lien, 10.000%, 10/10/19	100	102
DynCorp International, Inc. 6.250%, 7/7/16	863	871
Go Daddy Operating Co. LLC 0.000%, 10/31/14(8)	1,140	1,159

	PAR VALUE	VALUE

Information Technology—(continued)
IPC Systems, Inc. Tranche C, First Lien, 7.750%, 7/31/17	$866	$859
Mirion Technologies, Inc. 6.250%, 3/30/18	737	744
Mood Media Corp. First Lien, 7.000%, 5/6/18	593	597
Novell, Inc. (Attachmate Corp.) First Lien, 7.500%, 11/22/17	944	957
Oberthur Technologies Finance SAS Tranche B-3, 6.250%, 11/30/18	557	557
RP Crown Parent LLC First Lien 6.750%, 12/21/18	249	255
Second Lien, 11.250%, 12/21/19	347	364
Wall Street Systems Holdings, Inc. Second Lien, 9.250%, 10/26/20	339	343

		9,784

Materials—1.0%
Ameriforge Group, Inc. Second Lien, 9.750%, 12/21/20	190	195
Essar Steel Algoma, Inc. (Algoma Steel, Inc.) 8.750%, 9/19/14	1,313	1,341
Kronos, Inc. Second Lien, 9.750%, 4/30/20	640	671

		2,207
TOTAL LOAN AGREEMENTS (Identified Cost $36,736)		37,353
	SHARES	VALUE
PREFERRED STOCK(2)—1.4%

Financials—1.4%
General Electric Capital Corp. Series B 6.25%	1,100,000	1,208
U.S. Bancorp Series G 6.00%	32,400	902
Wells Fargo & Co. Series K, 7.98%	840,000	969
TOTAL PREFERRED STOCK (Identified Cost $2,900)		3,079
TOTAL LONG TERM INVESTMENTS—138.4% (Identified cost $305,538)		315,526

SHORT-TERM INVESTMENTS—0.6%

Money Market Mutual Funds—0.6%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.140%)	1,453,989	1,454

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,454)		1,454

Virtus Global Multi-Sector Income Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

TOTAL INVESTMENTS—139.0% (Identified Cost $306,992)	316,980	(1)

Other assets and liabilities, net—(39.0)%	(88,914)

NET ASSETS—100.0%	$228,066

Abbreviations:

PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2013, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2013.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities amounted to a value of $133,000 or 58.3% of net assets.

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	No contractual maturity date
(6)	Interest payments may be deferred.
(7)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(8)	This loan will settle after March 31, 2013, at which time the interest rate will be determined.

Foreign Currencies:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	European Currency Unit
IDR	Indonesian Rupiah
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLZ	Polish Zloty
RUB	Russian Ruble
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Virtus Global Multi-Sector Income Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	47%
Brazil	6
Luxembourg	5
Cayman Islands	4
Mexico	4
United Kingdom	3
Venezuela	3
Other	28
Total	100%

† % of total investments as of March 31, 2013

Virtus Global Multi-Sector Income Fund

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2013	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$8,605	$—	$8,101	$504
Corporate Bonds And Notes	217,390	—	217,390	—
Foreign Government Securities	39,970	—	39,970	—
Loan Agreements	37,353	—	37,353	—
Mortgage-Backed Securities	6,824	—	6,824	—
Municipal Bonds	2,305	—	2,305	—
Equity Securities:
Preferred Stock	3,079	902	2,177	—
Short-term Investments	1,454	1,454	—	—

Total Investments	$316,980	$2,356	$314,120	$504

* None of the securities in this table are internally fair valued.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Asset- Backed Securities

Beginning Balance December 31, 2012:	$-

Accrued Discount/(Premium)	-

Realized Gain (Loss)	-

Change in Unrealized Appreciation (Depreciation)	-

Purchases	504

(Sales)(b)	-

Transfers Into Level 3 (a)	-

Transfers from Level 3 (a)	-

Ending Balance March 31, 2013	$504

(a) “Transfers into and/or from” represent the ending value as of March 31, 2013, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(b) Includes paydowns on securities if applicable.

VIRTUS GLOBAL MULTI-SECTOR FIXED INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2013(Unaudited)

NOTE 1— SIGNIFICICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its Schedule of Investments in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for the Fund, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee appointed by the Board. The valuation committee is comprised of the treasurer, assistant treasurer, and two other appropriate investment professionals of the Virtus Product Management team who previously have been identified to the Board. All internally fair valued securities, referred to below, are updated daily and reviewed in detail by the valuation committee monthly unless changes occur within the period. The valuation committee reviews the validity of the model inputs and any changes to the model. Fair valuations are ratified by the Board of Directors at least quarterly.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

•	Level 1 – quoted prices in active markets for identical securities.

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

Certain non – U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non – U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally, 4 p.m. Eastern time the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these non – U.S. markets. In such cases the Fund fair values non – U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non – U.S. security to the intraday trading the U.S. markets for investments such as ADRS, financial futures, ETFs and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS GLOBAL MULTI-SECTOR FIXED INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2013(Unaudited)

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured Debt Instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (“OTC”) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing NAV determined as of the close of regular trading on the NYSE each business day and are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s major categories of assets and liabilities, which primarily include investments of the Fund, by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B. SECURITY TRANSACTIONS AND RELATED INCOME

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

NOTE 2— FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At March 31, 2013, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation (Depreciation)

$306,965	$13,053	$(3,038)	$10,015

NOTE 3— SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the Schedule of Investments was available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the Notes to Schedule of Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Global Multi-Sector Income Fund

By (Signature and Title)* /s/ George R. Aylward George R. Aylward, President (principal executive officer)

Date 05/29/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ George R. Aylward George R. Aylward, President (principal executive officer)

Date 05/29/2013

By (Signature and Title)* /s/ W. Patrick Bradley W. Patrick Bradley, Vice President, Chief Financial Officer, and Treasurer (principal financial officer)

Date 05/29/2013

* Print the name and title of each signing officer under his or her signature.